Subsequent Events (Details Narrative) (10-Q) - USD ($)													9 Months Ended		12 Months Ended
	Nov. 20, 2017	Nov. 10, 2017	Nov. 08, 2017	Oct. 02, 2017	Aug. 24, 2017	Jul. 05, 2017	Jul. 04, 2017	Jul. 02, 2017	Jun. 16, 2017	Apr. 18, 2017	Feb. 02, 2017	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 19, 2016	Dec. 02, 2016	Nov. 21, 2016	Nov. 02, 2016
Officer's compensation													$ 673,636	$ 146,923	$ 175,673	$ 228,330
Shares issued for services, shares					5,005,435
Stock issued during period, shares						1,265,411		632,706
Stock issued during period values															298,850	9,000
Number of shares issued for services													$ (823,779)	$ (7,000)	(92,500)	$ (211,591)
Shares issued for debt conversion									$ 32,350	$ 40,000		$ 3,500
Conversion of convertible shares									392,155	2,009,419		2,500,000
Debt principal amount									$ 30,000						$ 925,000		$ 266,000	$ 267,000	$ 267,000	$ 125,000
Mr. Lawrence CFO/CCO[Member]
Stock issued during period, shares							250,000
Stock issued during period values							$ 42,200
Subsequent Event [Member]
Shares issued for services, shares				298,500							1,000,000
Stock issued during period, shares	250,000	500,000	2,375,000
Stock issued during period values		$ 55,000	$ 343,000
Number of shares issued for services				$ 2,985,000
Shares issued for debt conversion				$ 75,925
Conversion of convertible shares				1,898,117
Debt principal amount				$ 75,000
Interest paid				$ 925
Number of shares issued as commitment fee				500,000
Cancellation of shares	750,000
Subsequent Event [Member] | Mr. Lawrence CFO/CCO[Member]
Officer's compensation				$ 12,960
Shares issued for services, shares				157,091